Document and Entity Information (CNY)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	YOUKU INC.
Entity Central Index Key	0001442596
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	1,395,435,339
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	659,561,893

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2011 United States of America, Dollars USD ($)	Dec. 31, 2011 United States of America, Dollars Class A Ordinary Shares USD ($)	Dec. 31, 2011 United States of America, Dollars Class B Ordinary Shares USD ($)
Current assets:
Cash and cash equivalents	2,292,538	1,811,423					$ 364,248
Short-term investments	1,400,858						222,574
Accounts receivable, net	420,706	214,245					66,843
Intangible assets, net	16,078	10,230					2,555
Amounts due from related party	768	2,350					123
Prepayments and other assets	16,832	24,837					2,674
Total current assets	4,147,780	2,063,085					659,017
Non-current assets:
Property and equipment, net	96,567	64,177					15,343
Long-term investment in related party	1,707						271
Intangible assets, net	211,978	57,550					33,680
Capitalized content production costs	7,782						1,236
Amounts due from related party	65,352	1,707					10,383
Prepayments and other assets	144,392	3,649					22,942
Total non-current assets	527,778	127,083					83,855
TOTAL ASSETS	4,675,558	2,190,168					742,872
Current liabilities:
Accounts payable	57,276	32,763					9,100
Advances from customers	3,140	1,304					499
Amounts due to related party	2,794	2,878					444
Accrued expenses and other liabilities	390,607	201,100					62,061
Current portion of long-term debt	9,182	22,180					1,459
Total current liabilities	462,999	260,225					73,563
Non-current liabilities:
Long-term debt	7,382	18,455					1,173
Total non-current liabilities	7,382	18,455					1,173
Total liabilities	470,381	278,680					74,736
Commitments and contingencies
Shareholders' equity:
Ordinary Shares			93	82	49	49		15	8
Additional paid-in capital	5,185,257	2,625,250					823,854
Accumulated other comprehensive loss	(108,578)	(14,353)					(17,251)
Accumulated deficit	(871,644)	(699,540)					(138,490)
Total shareholders' equity	4,205,177	1,911,488					668,136
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,675,558	2,190,168					$ 742,872

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A Ordinary Shares
Ordinary Shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary Shares, authorized shares	9,340,238,793	9,340,238,793
Ordinary Shares, issued shares	1,395,435,339	1,235,761,996
Ordinary Shares, outstanding shares	1,395,435,339	1,235,761,996
Class B Ordinary Shares
Ordinary Shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary Shares, authorized shares	659,761,207	659,761,207
Ordinary Shares, issued shares	659,561,893	659,761,207
Ordinary Shares, outstanding shares	659,561,893	659,761,207

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Net revenues (including sublicensing revenues from a related party amounting to nil, RMB5,594, and RMB768 for 2009, 2010 and 2011, respectively)	897,624	387,097	153,626	$ 142,619
Cost of revenues	(697,337)	(350,830)	(216,708)	(110,796)
Gross (loss) profit	200,287	36,267	(63,082)	31,823
Operating expenses:
Product development	(72,573)	(31,287)	(20,908)	(11,531)
Sales and marketing	(230,475)	(130,238)	(72,746)	(36,619)
General and administrative	(80,529)	(28,957)	(18,523)	(12,795)
Total operating expenses	(383,577)	(190,482)	(112,177)	(60,945)
Loss from operations	(183,290)	(154,215)	(175,259)	(29,122)
Interest income	23,693	1,170	2,054	3,764
Interest expenses	(6,825)	(7,440)	(6,835)	(1,084)
Change in fair value of warrant liability		(44,268)	(2,313)
Others, net	(5,682)	69	67	(903)
Loss before income taxes	(172,104)	(204,684)	(182,286)	(27,345)
Net loss	(172,104)	(204,684)	(182,286)	$ (27,345)
Net loss per share, basic and diluted (in dollars per share)	(0.09)	(0.44)	(0.5)	$ (0.01)
Net loss per ADS (each ADS represents 18 Class A ordinary shares), basic and diluted (in dollars per share)	(1.55)	(7.9)	(8.98)	$ (0.25)
Shares used in computation, basic (in shares)	1,992,923,515	466,340,541	365,432,916	1,992,923,515
Shares used in computation, diluted (in shares)	1,992,923,515	466,340,541	365,432,916	1,992,923,515
ADS used in computation, basic and diluted (in shares)	110,717,973	25,907,808	20,301,829	110,717,973

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues from related party	768	5,594
Number of Class A ordinary shares each ADS represents (in shares)	18

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated deficit CNY	Comprehensive loss CNY	United States of America, Dollars USD ($)	United States of America, Dollars Ordinary shares USD ($)	United States of America, Dollars Additional paid-in capital USD ($)	United States of America, Dollars Accumulated other comprehensive loss USD ($)	United States of America, Dollars Accumulated deficit USD ($)
Balances at Dec. 31, 2008	(307,983)	30	7,769	(3,212)	(312,570)
Balances (in shares) at Dec. 31, 2008		365,000,000
Comprehensive loss:
Foreign currency translation adjustment	(47)			(47)		(47)
Net loss	(182,286)				(182,286)	(182,286)
Total comprehensive loss	(182,333)					(182,333)
Exercise of stock options	139		139
Share-based compensation	4,565		4,565
Balances at Dec. 31, 2009	(485,612)	30	12,473	(3,259)	(494,856)
Balances (in shares) at Dec. 31, 2009		365,000,000
Comprehensive loss:
Foreign currency translation adjustment	(11,094)			(11,094)		(11,094)
Net loss	(204,684)				(204,684)	(204,684)
Total comprehensive loss	(215,778)					(215,778)
Exercise of stock options	165		165
Issuance of ordinary shares upon initial public offering ("IPO"), net of IPO costs	1,439,408	21	1,439,387
Issuance of ordinary shares upon initial public offering ("IPO"), net of IPO costs (in shares)		328,047,390
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO	1,102,325	79	1,102,246
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO (in shares)		1,190,022,965
Reclassification of warrant liability into ordinary shares upon IPO	58,990	1	58,989
Reclassification of warrant liability into ordinary shares upon IPO (in shares)		12,452,848
Share-based compensation	11,990		11,990
Balances at Dec. 31, 2010	1,911,488	131	2,625,250	(14,353)	(699,540)
Balances (in shares) at Dec. 31, 2010		1,895,523,203
Comprehensive loss:
Foreign currency translation adjustment	(94,225)			(94,225)		(94,225)
Net loss	(172,104)				(172,104)	(172,104)	(27,345)
Total comprehensive loss	(266,329)					(266,329)
Exercise of stock options	4,742	1	4,741
Exercise of stock options (in shares)		9,894,029
Share-based compensation	47,494		47,494
Issuance of ordinary shares upon secondary offering, net of offering costs	2,507,782	10	2,507,772
Issuance of ordinary shares upon secondary offering, net of offering costs (in shares)		149,580,000
Balances at Dec. 31, 2011	4,205,177	142	5,185,257	(108,578)	(871,644)		$ 668,136	$ 23	$ 823,854	$ (17,251)	$ (138,490)
Balances (in shares) at Dec. 31, 2011		2,054,997,232

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Series E Preferred Stock CNY	Dec. 31, 2010 Series F Preferred Stock CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Cash flows from operating activities:
Net loss	(172,104)	(204,684)	(182,286)			$ (27,345)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	45,670	42,691	36,207			7,256
Bad debt expense	1,509	994	64			240
Amortization of intangible assets and capitalized content production costs	166,576	44,530	4,581			26,466
Amortization of long-term debt discounts	3,496	2,504	1,001			555
Loss (gain) on disposal of property and equipment	(18)	19	44			(3)
Foreign exchange loss	5,624					894
Share-based compensation	47,494	11,990	4,565			7,546
Change in fair value of warrant liability		44,268	2,313
Changes in operating assets and liabilities:
Accounts receivable	(207,970)	(140,279)	(54,085)			(33,043)
Amounts due from related party	1,232	(2,000)				196
Prepayments and other assets	(15,875)	(1,457)	1,335			(2,522)
Accounts payable	(252)	(39)	(4)			(40)
Advances from customers	1,836	(1,906)	2,451			292
Accrued expenses and other liabilities	198,067	97,541	58,138			31,470
Net cash provided by (used in) operating activities	75,285	(105,828)	(125,676)			11,962
Cash flows from investing activities:
Acquisition of property and equipment	(84,855)	(45,987)	(25,633)			(13,482)
Capitalized content production costs	(11,415)	(196)				(1,814)
Deposit for acquisition of equity interest in related party		(1,707)
Proceeds from short-term investments	1,199,221	34,000	159,000			190,537
Purchase of short-term investments	(2,597,038)	(34,000)	(45,000)			(412,628)
Proceeds from disposal of property and equipment	24	4				4
Acquisition of intangible assets from related party	(114,511)	(17,092)				(18,194)
Acquisition of intangible assets	(376,256)	(72,058)	(10,142)			(59,781)
Net cash provided by (used in) investing activities	(1,984,830)	(137,036)	78,225			(315,358)
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares				273,413	334,985
Drawdown of long-term debt		33,875	8,589
Exercise of employee stock options	4,647	165	139			738
Principal repayments on long-term debt	(27,107)	(26,620)	(21,548)			(4,307)
Debt commitment fee (paid) received		(136)	26
Proceeds from IPO and secondary offering, net of issuance costs	2,512,969	1,434,763				399,271
Payment of convertible redeemable preferred shares issuance costs		(13,259)	(428)
Net cash provided by financing activities	2,490,509	1,763,773	260,191			395,702
Effect of exchange rate changes on cash and cash equivalents	(99,849)	(11,094)	(47)			(15,864)
Net increase in cash and cash equivalents	481,115	1,509,815	212,693			76,442
Cash and cash equivalents at beginning of the year	1,811,423	301,608	88,915			287,806
Cash and cash equivalents at end of the year	2,292,538	1,811,423	301,608			364,248
Supplemental disclosures of cash flow information:
Cash paid for interest	3,990	4,863	5,965			634
Acquisition of property and equipment included in accounts payable	6,126	12,225	6,017			973
Aquistion of intangible assets included in accounts payable and due to related party	53,944	23,164				8,571
Capitalized content production costs included in accrued expenses	1,498	507				$ 238

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Youku Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on September 20, 2005. The Company was formerly known as 1Verge Inc. and changed its name to Youku.com Inc. on June 20, 2008. On October 18, 2011, the Company changed its legal name from “Youku.com Inc.” to “Youku Inc.”

As of December 31, 2011, the Company has four wholly owned subsidiaries, 1Verge Internet Technology (Beijing) Co., Ltd., Jet Brilliant Limited (Hong Kong), Jet Brilliant Advertising Co., Ltd., and Youku Video (Xi’an) Media Technology Co., Ltd. and also consolidates two variable interest entities (“VIEs”), details of which are as follows:

The Group	Place of Incorporation	Date of Establishment	Percentage of Ownership	Principal Activities
Subsidiaries
1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Ltd. (“Jet Brilliant”)	Hong Kong	April 27, 2010	100%	Provision of general and administrative services to group companies

Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”)	PRC	April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”)	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

VIEs
1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Jiaheyi Advertising (Beijing) Co., Ltd. (“Jiaheyi Advertising”)	PRC	March 9, 2006	Nil	Online video sharing and distribution services, online advertising services

In August 2006, 1Verge Internet injected additional capital into 1Verge Information through Jiaheyi Advertising. Subsequent to this capital injection, Jiaheyi Advertising became the majority shareholder, which held 90% of the total shares of 1Verge Information.

In May 2008, 1Verge Internet further injected additional capital into 1Verge Information through Jiaheyi Advertising. Subsequent to this capital injection, Jiaheyi Advertising held 95% of the total shares of 1Verge Information.

In April 2010, the Company acquired 100% of the equity interest of Jet Brilliant, a Hong Kong company which wholly owns Jet Brilliant Beijing, an advertising company established in Beijing.

In August 2011, the Company established Youku Xi’an, a wholly owned subsidiary of the Company, which mainly engages in content scrutiny for compliance of content regulations.

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Group provides online video sharing and distribution services, online advertising services and mobile value added services through its internet site, www.youku.com. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly owned subsidiaries and VIEs in the PRC.

The Company, in consultation with its PRC counsel, believes that (i) the ownership structures of the VIEs comply with existing PRC laws and regulations; (ii) the contractual arrangements among 1Verge Internet and the VIEs and their respective shareholders that are governed by PRC law are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) each of the PRC subsidiaries and each of the VIEs has all necessary corporate power and authority to conduct its business as described in its business scope under its business license. The business licenses of the PRC subsidiaries and each of the VIEs are in full force and effect.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any future PRC laws or regulations and could limit the Company’s ability, through 1Verge Internet, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may not act in the best interests of the Group or may not perform their obligations under the above mentioned agreements. Such risks exist throughout the period in which the Group intends to operate its business through contractual arrangements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Company’s right to collect revenues, blocking of the Company’s website, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its business.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content and advertising businesses. To comply with these foreign ownership restrictions, the Group operates its websites and provides online advertising services in the PRC through VIEs, the PRC legal entities that were established by individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Company has entered into business operation, pledge, loan, share option, exclusive technical and consulting, domain name license and trademark license agreements (the “Contractual Agreements”) with the VIEs through 1Verge Internet, which obligate 1Verge Internet to absorb a majority of the expected losses from the VIEs’ activities and entitles 1Verge Internet to receive a majority of residual returns from the VIEs. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and ability to acquire the equity interests in the VIEs when permitted by the PRC laws via 1Verge Internet.

The Company consolidates the VIEs in accordance with Securities and Exchange Commission (“SEC”) Rule SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 Consolidation: Overall, through the signed Contractual Agreements. The Company is required to continue to consolidate the VIEs through 1Verge Internet under the guidance in Accounting Standards Update (“ASU”) 2009-17 effective January 1, 2010, because the Company has determined that 1) 1Verge Internet is most closely associated with the VIEs among the members of the related party group who share the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses or the right to receive benefits of the VIEs that could potentially be significant to the VIEs.

The aggregate carrying amount of the total assets and total liabilities of the VIEs as of December 31, 2011 were RMB 844,622 (US$134,197) and RMB 1,292,311 (US$205,328), respectively. There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of 1Verge Internet, which is the primary beneficiary of the VIEs. Total net liabilities of the VIEs as of December 31, 2011 were RMB 447,689 (US$71,131). In addition, the Group has provided financial support amounting to RMB 636,899 and RMB 696,186 (US$110,613) that it was not previously contractually required to provide as at December 31, 2010 and 2011, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and VIEs have been eliminated in consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowance, amortization of licensed copyrights, recoverability and useful lives of long-lived assets, consumption patterns for licensed copyrights, fair values of stock options to purchase the Company’s ordinary shares, forfeiture rates for options and restricted stock (units) granted, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Convenience translation

Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Foreign currency translation and transactions

The Company’s functional currency is the US$. The Company’s subsidiaries and VIEs determined their functional currencies based on the criteria of ASC subtopic 830-10, Foreign Currency Matters: Overall. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange losses included in the consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011 were nil, RMB7 and RMB5,949 (US$945), respectively.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and long-term debt. The carrying values of these financial instruments, other than long-term debt, approximate their fair values due to their short-term maturities.

The carrying value of long-term debt approximates its fair value due to the fact that the related interest rates are reset each year based on prevailing market interest rates.

Cash and cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents. All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments which approximate their fair value.

During the years ended December 31, 2009, 2010 and 2011, the Company recorded interest income from short-term investments of RMB1,082, RMB337 and RMB 15,535 (US$2,468) in the consolidated statements of operations, respectively.

The short-term investments balance was nil and RMB1,400,858 (US$ 222,574) as of December 31, 2010 and 2011.

Accounts receivable

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease terms.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when ready for their intended use.

Impairment of long-lived assets

In accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall, long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset.

Long term investment

Long term investment relates to a 5% equity investment in Trade Lead Investment Ltd. (“Trade Lead”), a privately —held company and related party (refer to Note 20). Since the Company did not have significant influence over the equity investment as of December 31, 2011, the cost method of accounting is used. In January 2012, the Company purchased the remaining 95% of equity interest of Trade Lead. Please refer to Note 21 — Subsequent Events.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Capitalized content production costs

The Company contracts for the production of, and self produces, short films to exhibit on its websites. Capitalized content production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or estimated fair value.

Non-episodic film costs

The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a film. Ultimate revenue estimates for the produced films are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self-produced content are based upon assumptions about future demand and market conditions.

Non-episodic film costs are only capitalized when the revenue stream related to the produced videos is determinable either through specific advertising contracts or other circumstances whereby revenue can be determined to be associated with the specific video and the ultimate revenue can be reasonably estimated.

The Company amortizes production costs using the individual-film-forecast-computation method, which amortizes such costs in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator).

Episodic film costs

Due to the same uncertainty of making reliable estimates as for non-episodic films, for episodic films, estimates of ultimate revenues are limited to the amount of revenue contracted for each episode. Accordingly, production costs incurred in excess of the amount of revenue contracted for each episode are expensed as incurred on an episode-by-episode basis.

The Company amortizes such costs for each episode in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the current period (denominator) which is related to each episode.

Intangible assets

Licensed copyrights relate to titles to movies, television series and other video content acquired from external parties. Through 2010, such content was amortized using the straight-line method over the estimated useful lives of related licensed copyrights. Effective January 1, 2011, based on an accumulation of data gathered on historical viewing patterns of its licensed content, the Company changed the method of amortizing licensed movie and television series copyrights from straight-line to an accelerated method, which is preferable on the basis that it results in a pattern of amortization that is more reflective of the consumption of the assets. Because the effect of this change in accounting principle is inseparable from the effect of the change in accounting estimate, the change was accounted for as a change in estimate. As a result, the Company has applied the change prospectively. This change in accounting estimate increased net loss, basic loss per share and loss per ADS by RMB70.9 million (US$11.3 million), RMB0.04 (US$0.01) and RMB0.64 (US$0.10), respectively, for the year ended December 31, 2011. The amortization of licensed video content other than movies and television series is on a straight-line basis, as either the consumption pattern based on historical viewing data supports this method or insufficient historical viewing data is available. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary.

The advertising license is amortized using the straight-line method over the remaining term of the license.

As of December 31, 2011, intangible assets have weighted-average useful lives from the date of purchase as follows:

Licensed copyrights	2.53 years
Advertising license	28 years

Revenue recognition

The Group’s revenues are derived principally from online advertising services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured under ASC subtopic 605-10, Revenue Recognition: Overall.

Online advertising services

Advertising contracts are signed to establish the fixed price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its web pages in different formats, including but not limited to video, banners, links, logos and buttons. The Group makes a credit assessment of the customer to assess the collectability of the contract prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all other revenue recognition criteria were met. For contracts where the Group provides customers with marketing services that contain multiple deliverables (e.g., advertisements in different formats to be delivered over different periods of time), the Group recognizes revenue pursuant to ASC subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, which was adopted by the Company on January 1, 2011. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method. The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future undelivered items. Due to the nature of the Group’s advertisement arrangements, wherein revenue is contingent upon the delivery of undelivered items, revenue is recognized ratably over the performance period of the last deliverable in the arrangement. Revenue is deferred when non-refundable payments are received from customers prior to satisfaction of revenue recognition criteria discussed above.

Revenue from advertising programs

The Group participates in the advertising programs run by third parties and places links to the advertisements of their customers on their website. On a monthly basis, the Group obtains data on the user traffic and the number of visitors’ clicks from these programs, the Group recognizes revenues based on contractual rates applied to user traffic and the number of visitors’ clicks on the advertisements on the Group’s website.

Barter transactions

The Group enters into cross-promotional agreements, which represent advertising-for-advertising barter transactions, and follows ASC subtopic 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group also enters into copyright exchange transactions from time to time. These transactions are non-monetary transactions similar to barter transactions. The Group did not recognize revenue for such barter and exchange transactions since the fair value is not determinable for any of the periods presented. The volume of such transactions is not significant.

Commissions to third-party advertising agencies

The Group provides cash incentives in the form of commissions to certain third-party advertising agencies based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC subtopic 605-50-25, Revenue Recognition: Customer Payments and Incentives. The Group accounts for cash consideration given to agencies for which it does not receive a separately identifiable benefit or cannot reasonably estimate fair value as a reduction of revenue. The Group has estimated and recorded commissions to third-party advertising agencies as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	37,866	86,602	180,644	28,701

Business tax and surcharges

Business tax and surcharges for the years ended December 31, 2009, 2010 and 2011 of RMB16,624, RMB38,472 and RMB 90,215 (US$ 14,334), respectively, were recorded in cost of revenues (Note 9) in the consolidated statements of operations. The Group’s time-based online advertising services and advertising programs are subject to business taxes, surcharges and cultural development fees totaling 8.5% of revenues before deduction for commissions to agencies.

Advertising expenses

Advertising expenses, primarily advertisements through media publication are included in “Sales and marketing” and are expensed when incurred. Advertising expense for the years ended December 31, 2009, 2010 and 2011 were RMB7,317, RMB15,790 and RMB 40,290 (US$6,401), respectively.

Product development expenses

Product development expenses consist primarily of personnel-related expenses (including shared-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s website as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in product development expenses. The Group recognizes product development costs as expense when incurred.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for the years ended December 31, 2009, 2010 and 2011.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

The Group applies the provisions of ASC subtopic 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax position. Changes in recognition and measurement estimates are recognized in the period which the change occurs. As the Company continues to be in a net operating loss position, the uncertain tax positions are recognized as a reduction to the net operating loss in the year they potentially impact.

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two-class method. Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the losses are allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted-average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of  stock options, warrants and vesting of restricted stock units, using the treasury stock method.

Share-based compensation

Options and restricted stock units granted to employees

The Group has accounted for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, for share-based payment transactions with employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The Group has elected to recognize compensation costs on the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeiture such that expense was recorded only for those options and restricted stock units that are expected to vest.

Options and restricted stock units granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments and accounts receivable. As of December 31, 2011, the Group has RMB 2,292,538 (US$ 364,248) in cash and cash equivalents, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. Since the global financial crisis beginning in the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

There was one customer who individually accounted for greater than 10% of net revenues for the year ended December 31, 2009, Beijing Hylink Advertising Co., Ltd., which accounted for 11% of net revenues and RMB17,039 for the year ended December 31, 2009. For the years ended December 31, 2010 and 2011, no customer accounted for greater than 10% of net revenues.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in U.S. dollars. The functional currency of the Company is the U.S. dollar, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of RMB against the U.S. dollar was approximately 4.6% in 2011. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

For the years ended December 31, 2009, 2010 and 2011, the net foreign currency translation loss resulting from the translation of the U.S. dollar functional currency to the RMB reporting currency recorded in the Company’s other comprehensive loss was RMB47, RMB11,094 and RMB94,225 (US$14,971), respectively.

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive income or loss

Comprehensive income or loss is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income or loss is reported in the consolidated statements of changes in shareholders’ equity (deficit). Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

Comparative information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.

Recent accounting pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011- 11, Disclosures about Offsetting Assets and Liabilities. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after January 1, 2013. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2011, the FASB issued ASU No. 2011- 08, Testing of Goodwill for Impairment. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2011, the FASB issued ASU No. 2011- 05, Presentation of Comprehensive Income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity.  Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for the Company beginning January 1, 2012.

In May 2011, the FASB issued ASU No. 2011- 04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRS. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs.  The new guidance will be effective for the Company beginning January 1, 2012.  Other than requiring additional disclosures, the Company does not anticipate any material impact on its consolidated financial statements upon adoption.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Accounts receivable	215,768	423,738	67,325
Allowance for doubtful accounts	(1,523)	(3,032)	(482)

Accounts receivable, net	214,245	420,706	66,843

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Balance at the beginning of the year	529	1,523	242
Additions charged to bad debt expense	994	1,509	240

Balance at the end of the year	1,523	3,032	482

Five customers accounted for 42% of gross accounts receivable as of December 31, 2011 (2010: 42%) with 13%, 10%, 9%, 5% and 5%, respectively.

PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

4. PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Current portion:
Prepaid copyrights	6,108	5,290	840
Deposits and prepaid rental fees	508	1,980	315
Prepaid expenses for bandwidth	1,200	1,387	220
Other receivables	15,181	—	—
Interest receivable	—	2,107	335
Prepaid server maintenance fees	—	1,595	253
Prepaid employee-related welfare	873	1,672	266
Others	967	2,801	445

	24,837	16,832	2,674

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Non-current portion:
Prepaid copyrights	—	137,807	21,896
Deposits	3,649	5,896	937
Others	—	689	109

	3,649	144,392	22,942

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
5. INTANGIBLE ASSETS, NET

	As of December 31, 2010
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Current portion:
Licensed copyrights	21,491	(11,261)	10,230

Non-current portion:
Licensed copyrights	68,237	(12,303)	55,934
Advertising license	1,636	(20)	1,616

	69,873	(12,323)	57,550

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Current portion:
Licensed copyrights	32,326	(16,248)	16,078	2,555

Non-current portion:
Licensed copyrights	346,566	(136,027)	210,539	33,451
Advertising license	1,510	(71)	1,439	229

	348,076	(136, 098)	211,978	33,680

Advertising license relates to an acquired advertising license and is amortized ratably over the remaining term of the license of 26.7 years.

Beginning January 1, 2011, the Company changed from a straight-line to an accelerated amortization method for licensed copyrights related to titles to movies and television series acquired from external parties and all other licensed copyrights are amortized ratably over the estimated useful lives of the titles ranging from 6 months to 3 years.

Amortization expense was RMB4,581, RMB44,530 and RMB161,553 (US$25,668) for the years ended December 31, 2009, 2010 and 2011, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	168,840	26,826
Between 1 and 2 years	44,672	7,098
Between 2 and 3 years	13,150	2,089
Between 3 and 4 years	189	30
Between 4 and 5 years	58	9

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Office computer equipment	5,240	9,271	1,473
Office furniture and equipment	3,603	5,456	867
Software	951	3,452	548
Servers and network equipment	161,188	225,793	35,875
Motor vehicles	906	906	144
Leasehold improvements	6,821	10,940	1,738

	178,709	255,818	40,645
Less: Accumulated depreciation	(114,584)	(159,330)	(25,315)
Construction in progress	52	79	13
	64,177	96,567	15,343

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Depreciation expense	36,207	42,691	45,670	7,256

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Accrued advertising and promotion expenses	1,556	6,750	1,072
Accrued bonuses and individual income taxes	30,506	60,892	9,675
Accrued bandwidth and server hosting expenses	57,761	88,804	14,110
Accrued agency commissions	68,323	156,405	24,850
Business tax and surcharges payable	23,983	34,105	5,419
Accrued IPO related costs	10,400	—	—
Payable to employees from cashless option exercise	—	21,163	3,362
Accrued channel distribution fee	2,188	5,278	839
Others	6,383	17,210	2,734

	201,100	390,607	62,061

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

8. LONG-TERM DEBT

On April 23, 2008, the Company entered into an equipment loan and security agreement and a supplemental agreement (collectively known as the “Loan Agreement”) with independent third parties (the “Lenders”).

According to the Loan Agreement, the Lenders agreed to make term loans to the Company from time to time from the closing date to the Termination Date (defined below) in an aggregate principal amount not exceeding US$10,000 (the “Commitment”). The Termination Date is the earlier of (i) the date the Lenders may terminate making loans or extending other credit pursuant to the rights of the Lenders in event of default, or (ii) December 31, 2008.

The Company can only use the loan to purchase eligible equipment, such as computer equipment, lab and shop equipment, test equipment, office equipment and other standard hardware.

The Lenders are entitled to receive a warrant instrument issued by the Company exercisable for a number of Series C Preferred Shares of the Company at an initial exercise price equal to US$0.081128308 per share, such number of shares having an aggregate exercise price equal to the sum of (i) US$350 (issued to the Lenders, equivalent to 4,314,154 shares in total immediately upon the execution of the Loan Agreement), and (ii) the product of (A) 0.035 and (B) the original principal amount of each equipment loan advanced to the Company by the Lenders.

In connection with the execution of the Loan Agreement, the Company issued a warrant to the Lenders which allow the Lenders to purchase 4,314,154 shares of the Company’s Series C Preferred Shares in April 2008, which was recognized as a liability at fair value with a corresponding asset recognized as issuance costs. The Company has amortized such issuance costs over the facility period of the Loan Agreement.

In May 2008, the Company borrowed RMB31,507 (US$4,500) and, in connection with the borrowing, issued a warrant to purchase 1,941,368 Series C Preferred Shares. Principal payments on the borrowing were made over a period of thirty-two months in equal, monthly installments, commencing after an initial four month period of interest-only monthly payments with no remaining balance outstanding as of December 31, 2011.Interest was charged at a fixed annual interest rate of 12% per annum.

In June 2008, the Company borrowed RMB9,688 (US$1,400). In connection with this borrowing, the Company issued an additional warrant to the Lenders to purchase 603,980 Series C Preferred Shares.

In September 2008, the Company borrowed RMB17,784 (US$2,600). In connection with this borrowing, the Company issued an additional warrant to the Lenders to purchase 1,121,680 Series C Preferred Shares.

In January 2009, the Company borrowed RMB5,333 (US$780) and RMB3,256 (US$476), respectively. In connection with these borrowings, the Company issued additional warrants to the Lenders to purchase 541,900 Series C Preferred Shares.

The principal for the borrowings made in June 2008, September 2008 and January 2009 is to be repaid in full over a period of thirty-six months in equal, monthly installments. Interest is charged at a fixed interest rate of 12% per annum.

On July 13, 2010, the Company entered into a working capital loan and security agreement and a supplemental agreement (collectively known as the “New Loan Agreement” with independent third parties (the “V and VI Lenders”).

According to the Loan Agreement, the V and VI Lenders agreed to make term loans to the Company from time to time from the closing date in an aggregate principal amount not exceeding US$10,000. This loan agreement expired on October 31, 2010.

The Company or its wholly owned subsidiary, 1Verge Internet can use the loan for general corporate purposes. The V and VI Lenders are entitled to receive a warrant instrument issued by the Company exercisable into a number of Series E Preferred Shares or the next round of preferred shares of the Company at the share issue price, such number of shares having an aggregate exercise price equal to the sum of (i) US$250 and (ii) the product of (A) 0.05 and (B) the original principal amount of each working capital loan advanced to the Company by the V and VI Lenders. Since the Company has issued Series F Preferred Shares on September 9, 2010, the next round preferred shares referred to in the Loan Agreement should be the Series F Preferred Shares.

In July 2010, the Company borrowed RMB33,875 (US$5,000). In connection with this borrowing, the Company issued a warrant, which was recognized as a liability at fair value, to the V and VI Lenders to purchase a number of Series E Preferred Shares or Series F Preferred Shares to be calculated at the pre-determined formula. The principal and interest is to be repaid in full over a period of thirty-two months in equal, monthly installments, commencing after an initial four-month period of interest-only monthly payments. Interest is charged at a fixed annual interest rate of 12% per annum.

The total proceeds received for the debt is first allocated to warrants based on their fair value at the time of issuance, and the remaining value is allocated to the debt. Loan discounts are amortized over the contractual life of the loans using the effective interest method. Interest expense arising from the loans is reported in the consolidated statements of operations.

Interest expense on these loans for the years ended December 31, 2009, 2010 and 2011 was RMB6,835, RMB7,440 and RMB 6,825 (US$ 1,084), which include RMB1,001, RMB2,504 and RMB 3,496 (US$ 555) of discount amortization, respectively. No interest expense has been capitalized in any periods presented.

Aggregate annual principal payments of the long-term debt as of December 31, 2011 are as follows:

	RMB	US$
Within 1 year	11,106	1,764
Between 1 and 2 years	7,696	1,223
Total	18,802	2,987

The Company has pledged its equity interest in 1Verge Internet to all lenders for its obligation and liabilities under the New Loan Agreement.

Upon completion of the IPO in December 2010, all the warrants issued with the loans were exercised, Series C and Series E Preferred Shares were subscribed and automatically converted into Class A ordinary shares and the carrying value of the warrant liability was reclassified to equity upon the exercise.

COST OF REVENUES	12 Months Ended
Dec. 31, 2011
COST OF REVENUES
COST OF REVENUES

9. COST OF REVENUES

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Business tax and surcharges	16,624	38,472	90,215	14,334
Bandwidth costs	149,479	191,679	324,682	51,587
Depreciation of servers and other equipment	33,692	37,958	39,052	6,205
Content costs	16,913	82,721	243,388	38,670
Total	216,708	350,830	697,337	110,796

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

China

On March 16, 2007, the PRC National People’s Congress promulgated the New Enterprise Income Tax Law (the “New EIT Law”), which became effective on January 1, 2008, adopting a unified EIT rate of 25% to all resident enterprises in China, including foreign invested enterprises and domestic enterprises, except for certain entities that still enjoyed the tax holidays which were grandfathered by the New EIT Law or entitled to tax incentives under the New EIT Law. In accordance with the implementation rules of the New EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The EIT rate of the Company’s PRC subsidiaries and its VIEs, including 1Verge Internet, 1Verge Information, Jet Brilliant Beijing and Jiaheyi Advertising, is 25% starting from January 1, 2008 and Youku Xi’an starting from 2011. However, 1Verge Information, a VIE of which 1Verge Internet is the deemed primary beneficiary, is located in the Beijing Zhongguancun Science Park and has been recognized as a HNTE under the New EIT Law by relevant authorities in December 2009 and was entitled to a preferential tax rate of 15% from January 1, 2010 to December 2011. 1Verge Internet has also been recognized as a HNTE under the new EIT Law by relevant authorities in 2010 and is entitled to preferential tax rate of 15%. 1Verge Information and 1Verge Internet are obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal every three years after the initial 3-year term.

In addition, according to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC or which has an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Also, the New EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application. The Company will continue to monitor its tax status.

The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cayman Islands	(5,764)	(68,274)	(47,756)	(7,588)
PRC	(176,522)	(136,410)	(124,348)	(19,757)

	(182,286)	(204,684)	(172,104)	(27,345)

There was no current or deferred income tax expense or benefit recorded for the years ended December 31, 2009, 2010 and 2011.

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(45,571)	(51,171)	(43,026)	(6,836)
International tax rate differential	1,441	17,069	11,939	1,897
Other adjustments	—	(876)	—	—
Permanent difference	992	1,076	6,960	1,106
Change in FIN 48 liability	8,203	4,086	1,425	226
Effect of preferential tax treatment	9,130	8,580	2,932	466
Effect of change in tax rate	—	—	(16,382)	(2,603)
Expired net operating losses	—	87	—	—
Change in valuation allowance	25,805	21,149	36,152	5,744

Income tax expenses	—	—	—	—

The tax effects of temporary differences that give rise to the deferred tax asset balances at December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	525	130	21
Accrued payroll	4,685	14,434	2,293
Accrued expenses	21,068	66,467	10,561
Revenue on last delivery basis	—	2,220	353
Others	303	1,274	202
Valuation allowance	(26,581)	(84,525)	(13,430)

Deferred tax assets, current portion, net	—	—	—

Deferred tax assets, non-current portion:
Net operating losses carried forward	81,511	42,329	6,726
Fixed assets (accumulated depreciation)	945	1,254	199
Copyrights amortization		17,081	2,714
Valuation allowance	(82,456)	(60,664)	(9,639)

Deferred tax assets, non-current portion, net	—	—	—

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2010 and 2011, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized. As of December 31, 2011, the Company had net operating loss available carry forwards per tax return of RMB163,597 (US$ 25,993), which can be carried forward to offset future taxable income. Net operating losses amounting to RMB 3,751 (US$596) will expire during 2012 if not utilized. The remaining net operating losses will expire between 2013 and 2016 if not utilized.

The changes in unrecognized tax benefits are as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Beginning balance	10,416	16,565	20,651	3,281
Additions based on tax position of the current year	8,203	4,086	1,425	226
Reductions for tax positions of prior years	(2,054)	—	—	—
Ending balance	16,565	20,651	22,076	3,507

As of December 31, 2009, 2010 and 2011, the Group has RMB16,565, RMB20,651 and RMB22,076 (US$3,507) of unrecognized tax benefits, RMB344 (US$55) of which would affect the effective tax rate if recognized. Among the unrecognized tax benefits, deemed interest income from loans to related parties was recorded during 2009, 2010 and 2011 in the amounts of RMB5,848, RMB4,086, and RMB355 (US$56), respectively. In 2011, the Group recognized an increase of RMB726 (US$115) for differences resulting from accrued expenses and fixed assets depreciation, respectively. In 2009, the Group recognized a decrease of unrecognized tax benefits of RMB2,054, which consisted of RMB1,444 relating primarily to the reversal of accrued bonus and RMB610 relating primarily to the reversal of accrued interest income and litigation fee. In 2009,the Group recorded unrecognized tax benefits of RMB2,355 related to the nondeductible portion of the technical service fees. The Group recorded deemed interest income since the third quarter of 2010 and as of December 31,2011, the Group does not anticipate any other material changes to its unrecognized tax position in the next 12 months.

The Group has not accrued for any interest or penalties related to the unrecognized tax positions due to the overall cumulative losses of the affected entities.

The years 2007 to 2011 remain subject to examination by the PRC tax authorities.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

11. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries and its VIEs in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries and VIEs of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits which are expensed as incurred were RMB8,973, RMB14,969 and RMB 25,191 (US$4,002) for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including the rent-free period of 1 to 6 months. The Group’s lease agreements usually have a renewal option with an advance notice period of 1 to 3 months, and there are no rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

Total office rental expenses under all operating leases were RMB7,762, RMB13,342 and RMB19,622 (US$3,118) for the years ended December 31, 2009, 2010 and 2011, respectively. Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2011:

	RMB	US$
2012	19,787	3,144
2013	13,891	2,207
2014	5,448	865
2015 and thereafter	—	—
	39,126	6,216

Total bandwidth rental expenses were recorded in cost of revenues (Note 9).

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2011:

	RMB	US$
2012	273,001	43,375
2013	40,021	6,359
2014	13,737	2,183
2015 and thereafter	—	—
	326,759	51,917

Total licensed copyrights were recorded in intangible assets (Note 5).

Future minimum payments under non-cancelable licensed copyrights consist of the following as of December 31, 2011:

	RMB	US$
2012	170,630	27,110
2013	156,042	24,793
2014	32,834	5,217
2015	13,058	2,075
2016 and thereafter	—	—
	372,564	59,195

Litigation, claims and assessments

1Verge Information is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2011. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others.  Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results. 1Verge Information has accrued RMB1,812 (US$288) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2011 and the cumulative loss incurred from claims was RMB3,633 (US$577) for the year ended December 31, 2011. Although the results of unsettled litigation and claims cannot be predicted with certainty, the Company does not believe that, as of December 31, 2011, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2011, but related to cases arising on or before December 31, 2011. The Company is in the process of the appealing certain judgments for which loss has been accrued. However, the ultimate outcome of pending litigation is inherently uncertain. Therefore, although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.

WARRANT LIABILITY	12 Months Ended
Dec. 31, 2011
WARRANT LIABILITY
WARRANT LIABILITY

13. WARRANT LIABILITY

The warrants issued in relation to the long-term debt (Note 8) have been classified as a current liability from the issuance date under ASC subtopic 480, Distinguishing Liabilities from Equity: Overall, as holders are entitled to exercise them into Series C Preferred Shares, Series E Preferred Shares and Series F Preferred Shares at US$0.081128308, US$0.190850707, and US$0.49768225, respectively, which are contingently redeemable upon a deemed liquidation event. Losses of RMB2,313 and RMB44,268 from the change in fair market value of the warrants were recognized in the consolidated statements of operations during the years ended December 31, 2009 and 2010, respectively.

All warrants were exercised on December 8, 2010 at no consideration as a result of a concession by the Company to induce exercise and 12,452,848 Class A ordinary shares were issued to the holders of the warrants. The fair value of the warrants as of December 8, 2010 was equal to the fair value of the equivalent number of the Company’s ordinary shares, which was measured at the IPO price of US$0.7111 per share.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

14. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On November 4, 2005, the Company issued the first batch of 60,000,000 Series A convertible redeemable preferred shares with a conversion price of US$0.05 per share to third-party investors (“Series A Investors”) in exchange for total consideration of US$3,000. Simultaneous with the Company’s issuance of Series A preferred shares, the Company issued call options to the Series A Investors which allowed each Series A Investors to purchase additional Series A convertible redeemable preferred shares with an aggregate exercise price of US$1,500 and the Company’s ordinary shares with an aggregate exercise price of US$1,500. In addition, the Series A Investors granted a put option to the Company which allowed the Company to request the Series A Investors to purchase additional Series A convertible redeemable preferred shares with an aggregate exercise price of US$1,500. On January 18, 2007, the Company issued an additional 22,500,000 Series A Preferred Shares at nil consideration. Concurrently, the Company and the Series A Investors also agreed to cancel the put and call options and effectively adjusted the conversion for all Series A convertible redeemable preferred shares to US$0.03636 per share.

On January 18, 2007, the Company issued 165,825,000 Series B convertible redeemable preferred shares with a conversion price of US$0.03636 per share to third-party investors in exchange for total consideration of US$6,030. Simultaneously with the Company’s issuance of Series B preferred shares, the Company granted a contingent purchase right to the investors of Series B Preferred Shares (“Series B Investors”) which allowed the Series B Investors to purchase additional Series B preferred shares. On July 27, 2007, the Company issued an additional 112,875,000 Series B convertible redeemable preferred shares for an aggregate purchase price of US$6,020 upon the exercise of the right.

On November 20, 2007, the Company issued 308,770,154 Series C convertible redeemable preferred shares with a conversion price of US$0.08113 per share to third-party investors in exchange for total consideration of US$25,050.

On June 20, 2008, the Company issued 209,737,212 Series D convertible redeemable preferred shares with a conversion price of US$0.14304 per share to third-party investors in exchange for total consideration of US$30,000.

On November 25, 2009, the Company issued 209,849,890 Series E convertible redeemable preferred shares with a conversion price of US$0.19085 per share to third-party investors in exchange for total consideration of US$40,050.

On September 9, 2010, the Company issued 100,465,709 Series F convertible redeemable preferred shares with a conversion price of US$0.49768 per share to third-party investors in exchange for total consideration of US$50,000.

The significant terms of Series A, Series B, Series C, Series D, Series E and Series F preferred shares (collectively, the “Preferred Shares”) are summarized below:

Voting

Each holder of Preferred Shares is entitled to the number of votes equal to the number of shares of ordinary shares into which such holder’s Preferred Shares could be converted and having voting rights and powers equal to the voting rights and powers of the ordinary shares.

Dividends

Each holder of Preferred Shares is entitled to receive dividends when and if declared by the Board of Directors of the Company.

Ranking

Pursuant to the Preferred Shares agreement, the holders of Preferred Shares rank, as to dividends and upon liquidation, senior and prior to the ordinary shares issued by the Company.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event (e.g., change in control) as defined in the Preferred Shares agreements, each holder of Preferred Shares is entitled to receive, prior to and in preference to holders of ordinary shares, an amount equal to the original issuance price plus any declared and unpaid dividends. If at the time of any liquidation event, the liquidation proceeds are either greater or lesser than the entire assets and funds of the Company legally available for distribution amongst the holder of Preferred Shares and holders of ordinary shares, the assets and funds of the Company shall be distributed ratably amongst the holders of Preferred Shares first. After distribution in full to the holders of Preferred Shares, the remaining assets and funds of the Company available for distribution shall be distributed ratably amongst the holders of ordinary shares.

Conversion Rights

All Preferred Shares can be converted into ordinary shares as determined by the applicable original issue price divided by the applicable conversion price in effect at the time of conversion.

The holders of Preferred Shares shall have the following conversion rights:

a.     Upon a Qualified Public Offering, as defined in the Preferred Shares agreement:

1) for the period from November 4, 2005 to November 20, 2007, if the offering price per share is not at least 200% of the original purchase price, and the conversion price of Series A and B preferred shares are adjusted such that each preferred share is convertible into that number of ordinary shares equal to 200% of the original purchase price divided by the offering price per share of such public offering for each Series A and B preferred shares;

2) for the period from November 20, 2007 to June 20, 2008, if the offering price per share is not at least 300% of each original purchase price of Series A, B and C, each conversion price of series A, B and C preferred shares are adjusted such that each preferred share is convertible into that number of ordinary shares equal to 300% of the original purchase price divided by the offering price per share of such public offering, for each Series A, B and C preferred shares; and

3) beginning June 20, 2008 and thereafter, the conversion price adjustment conditions were removed and no such term exists for Series A, B, C, D, E and F preferred shares.

b.     If the Company issues new equity securities for consideration per share less than the conversion price for any series of Preferred Shares, then the conversion price shall be reduced to the consideration per share received by the Company.

c.     All of the Preferred Shares shall automatically be converted into ordinary shares at the then- effective conversion price of each issuance (i.e., conversion price as adjusted for any triggering event described in b. above) upon the closing of a Qualified Public Offering, as defined in the Preferred Shares agreements.

Redemption

There is no redemption term in the Preferred Shares, except all Preferred Shares are redeemable upon a liquidation event, which includes deemed liquidation events (e.g., change in control) as defined in the Preferred Shares agreement.

Accounting for the Convertible Redeemable Preferred Shares

The Preferred Shares have been classified as mezzanine equity as they are redeemable upon a liquidation event, including a deemed liquidation event (e.g., change in control) as noted above.

The holders of the Preferred Shares for all series have the ability to convert the shares into the Company’s ordinary shares. The conversion option did not require bifurcation because it did not meet the net settlement criterion to be considered a derivative as the underlying ordinary shares are not publicly traded nor readily convertible into cash.

No beneficial conversion feature was recognized for the Preferred Shares as the fair value per ordinary share at each issuance date was less than the most favorable conversion price for each issuance.

Upon completion of the IPO in December 2010, each convertible redeemable preferred share automatically converted into either one Class A or Class B ordinary share. The numbers of Class A and Class B shares that have been issued upon conversion of all convertible redeemable preferred shares were 895,261,758 and 294,761,207, respectively.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

15. ORDINARY SHARES

Upon completion of the IPO in December 2010, the authorized share capital of the Company was US$100 divided into 9,340,238,793 Class A ordinary shares of par value US$0.00001 each and 659,761,207 Class B ordinary shares of par value US$0.00001 each. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to three votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon completion of the secondary offering in May 2011, 151,380,000 Class A ordinary shares were issued. In August and September 2011, total of 199,314 Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2011, there were 1,395,435,339 and 659,561,893 Class A and Class B ordinary shares outstanding, respectively.

ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS	12 Months Ended
Dec. 31, 2011
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS

16. ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s subsidiaries, being a foreign-invested enterprise established in the PRC, is required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. Each of the Company’s subsidiaries is required to allocate at least 10% of its after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The Company’s VIEs are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus is made at the discretion of the Company’s VIEs. However, as the VIEs have operated at a loss since inception, no appropriation has been made as of December 31, 2011.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they available for distribution except under liquidation.

	December 31,
	2010	2011	2011
	RMB	RMB	US$
PRC statutory reserve funds	—	—	—
Unreserved accumulated losses	(699,540)	(871,644)	(138,490)
	(699,540)	(871,644)	(138,490)

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB205,366 and RMB755,771 (US$120,080) as of December 31, 2010 and 2011, respectively. All the net assets of the Company’s VIEs are restricted due to the VIEs’unreserved accumulated losses.

LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE

17. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share.

	For the Years Ended December 31,
	2009	2010		2011
	Ordinary Shares	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(182,286)	(35,973)	(168,711)	(115,135)	(18,293)	(56,969)	(9,052)
Denominator:
Weighted-average ordinary shares outstanding	365,432,916	81,958,983	384,381,558	1,333,230,326	1,333,230,326	659,693,189	659,693,189
Denominator used for loss per share	365,432,916	81,958,983	384,381,558	1,333,230,326	1,333,230,326	659,693,189	659,693,189
Loss per share — basic	(0.50)	(0.44)	(0.44)	(0.09)	(0.01)	(0.09)	(0.01)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted computation	(182,286)	(35,973)	(168,711)	(115,135)	(18,293)	(56,969)	(9,052)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	—	(168,711)	—	(56,969)	(9,052)	—	—
Allocation of undistributed losses	(182,286)	(204,684)	(168,711)	(172,104)	(27,345)	(56,969)	(9,052)
Denominator:
Weighted-average ordinary shares outstanding	365,432,916	81,958,983	384,381,558	1,333,230,326	1,333,230,326	659,693,189	659,693,189
Conversion of Class B to Class A ordinary shares	—	384,381,558	—	659,693,189	659,693,189	—	—
Denominator used for loss per share	365,432,916	466,340,541	384,381,558	1,992,923,515	1,992,923,515	659,693,189	659,693,189
Loss per share — diluted	(0.50)	(0.44)	(0.44)	(0.09)	(0.01)	(0.09)	(0.01)

The effects of stock options, convertible preferred shares, and warrants have been excluded from the computation of diluted loss per share for the years ended December 31, 2009 and 2010 as their effects would be anti-dilutive. The effects of stock options and nonvested restricted stock units have been excluded from the computation of diluted loss per share for the year ended December 31, 2011 as their effects would be anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

In December 2005, the Company adopted the 2006 Option Plan (the “2006 Plan”). The 2006 Plan provides for the granting of share options to employees, officers, directors, advisors or consultants of the Company. These options were granted with exercise prices denominated in U.S. dollars, which is the functional currency of the Company. The Company has reserved 140,441,231 ordinary shares for issuance under the 2006 Plan. The maximum term of any issued stock option is ten years from the grant date. These awards vest over a four-year schedule for employees, officers, and directors as stated below:

(1)           One-sixth of the options shall be vested upon the first anniversary of the grant date;

(2)           One-twelfth of the options shall be vested upon the last day of each three-month period of the second and third year after the grant date; and

(3)           One-twenty fourth of the options shall be vested upon the last day of each three-month period of the fourth year after the grant date.

On February 21, 2009, the Company granted 200,000 stock options to an external consultant with an exercise price of US$0.143036134 per share. For this award, 100,000 shares vested on the grant date, and the remaining 100,000 shares vested on December 31, 2009, the performance completion date.

On November 10, 2010, the Company granted 2,000,000 stock options to an independent director with an exercise price of US$0.48 per share. For this award, one third of the option shares are subject to vesting each year over a three-year period commencing November 10, 2010.

In November 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”) which was approved by the Board of Directors. The 2010 Plan permits the grant of options to purchase the Company’s Class A ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the 2010 Plan. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the 2010 Plan is 100,000,000 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule. The maximum term of any issued stock option is ten years from the grant date.

In accordance with ASC 718-10, all share-based payments to employees are measured in the consolidated financial statements based on their grant-date fair values. Compensation expense is recognized on a straight-line basis, net of estimated forfeitures over the requisite service period with a graded vesting schedule.

Stock options

The following table summarizes the stock option activity under the 2006 and 2010 Plans for the years ended December 31, 2009, 2010 and 2011:

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2009	75,903,333	0.0510	0.0273
Granted	23,973,000	0.1430	0.0544
Exercised	(373,331)	0.0548	0.0341
Forfeited	(5,780,669)	0.1092	0.0470

Outstanding, December 31, 2009	93,722,333	0.0710	0.0330
Granted	52,245,600	0.3348	0.2139
Exercised	(223,706)	0.1095	0.0443
Forfeited	(6,501,658)	0.1804	0.0903

Outstanding, December 31, 2010	139,242,569	0.1648	0.0982
Granted	1,999,998	1.3928	0.7350
Exercised	(9,050,742)	0.0816	0.0407
Forfeited	(5,997,821)	0.2912	0.1642
Outstanding, December 31, 2011	126,194,004	0.1842	0.1093	6.74	87,663

Vested and expected to vest at December 31, 2011	122,900,523	0.1797		6.70	85,954

Exercisable at December 31, 2011	87,078,492	0.0993		6.02	67,167

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for stock options granted, the Company estimated that its future forfeiture rate is 10% for employees and 0% for senior management.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary shares as of December 31, 2011 and the exercise price.

Total intrinsic value of options exercised as of December 31, 2009, 2010 and 2011 was US$43, US$411 and US$7,141, respectively.

Total fair value of options vested as of December 31, 2009, 2010 and 2011 was US$698, US$810 and US$3,249, respectively.

As of December 31, 2011, there was RMB47,478 (US$7,543) of unrecognized share-based compensation cost related to stock options, which are expected to be recognized over a weighted-average vesting period of 2.78 years. To the extent the actual forfeiture rate is different from the Company’s estimate, actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the stock options granted to employees. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options granted during the years ended December 31, 2009, 2010 and 2011 were estimated using the following weighted-average assumptions:

	2009	2010	2011
Risk-free interest rate	3.26 to 3.98%	2.652 to 3.86%	2.23%
Dividend yield	—	—	—
Expected volatility range	65.40 to 66.40%	60.70 to 63.00%	55.80%
Sub-optimal early exercise factor	2 times	2 times	2 times

Non-vested restricted stock units

The fair value of each non-vested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of non-vested restricted stock unit activity under the 2010 Plan for the year ended December 31, 2011 is presented below:

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2011	—	—
Granted	28,008,720	1.4294
Forfeited	(779,634)	1.5578
Vested	—	—
Non-vested, December 31, 2011	27,229,086	1.4258

As of December 31, 2011, there was RMB217,355 (US$34,534) of unrecognized share-based compensation cost related to restricted stock units, which are expected to be recognized over a weighted-average vesting period of 3.54 years. To the extent the actual forfeiture rates are different from the Company’s estimates, actual share-based compensation related to these awards may be different from the expectation.

Total compensation cost recognized for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cost of revenues	283	918	3,894	619
Product development	1,657	3,049	12,233	1,944
Sales and marketing	1,690	5,954	14,196	2,255
General and administrative	935	2,069	17,171	2,728
Total	4,565	11,990	47,494	7,546

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19. FAIR VALUE MEASUREMENTS

ASC 820-10, Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

The preferred share warrants are measured at fair value, and are classified as Level 3 by using the income approach. Total losses of fair value changes of warrant liability recognized for the years ended December 31, 2009, 2010 and 2011 were RMB2,313 and, RMB44,268 and nil, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Starting in the year ended December 31, 2010, the Company entered into copyright license agreements with Trade Lead Investment Ltd. (“Trade Lead”), an entity related via the shareholdings of a principal shareholder of the Company, Chengwei Partners, L.P., Chengwei Ventures Evergreen Fund, L.P and Chengwei Ventures Evergreen Advisors Fund, LLC, collectively referred to as Chengwei Funds, who is also a principal shareholder of Trade Lead. For the years ended December 31, 2010 and 2011, the Company paid RMB17,092 and RMB114,511 (US$18,194), respectively, to Trade Lead to license copyrights. In addition, the Company also entered into sublicensing agreements with Trade Lead and recognized sublicensing revenues of RMB5,594 and RMB768 (US$122) in “net revenues” included in the consolidated statement of operations.

In September 2011, the Company acquired a 5% equity interest in Trade Lead for RMB1,707 (US$271) in cash, previously held on deposit by Trade Lead.

The balances between the Group and Trade Lead as of December 31, 2010 and 2011 are included in the consolidated balance sheets as “amounts due from related party” and “amounts due to related party”. The amounts due from related party mainly represent prepayments to the related party for purchase of licensed copyrights.

On January 6, 2012, the Company entered into a share purchase agreement to acquire the remaining 95% equity interest of Trade Lead. Please refer to Note 21 — Subsequent Events.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

1.              On January 6, 2012, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead for a total purchase price of RMB112,936 (US$17,943), including cash consideration of RMB78,869 (US$12,531) and 6,202,179 Class A ordinary shares of the Company. The acquisition-date fair value of the 5% equity interest in Trade Lead held by the Company was RMB5,033 (US$800). In connection with the acquisition, the Company entered into a series of contractual arrangements to obtain control of Tianshi, a PRC domestic company owned by principal owners of Trade Lead. Tianshi is primarily engaged in the business of advertising agency, television production and cultural information consultation.

The preliminary estimated purchase price allocation is as follows:

Preliminary fair value (RMB)
Cash and cash equivalents	51,418
Total tangible assets acquired	98,675
Liabilities assumed	(104,040)
Deferred tax liabilities	(3,310)
Intangible assets	13,241
Goodwill	61,985
Purchase consideration	117,969

The preliminary allocation of the purchase price was based upon a preliminary valuation and the estimates and assumptions are subject to change. The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the fair values of certain net assets and liabilities, intangible assets, income taxes and resulting goodwill.

2.              On March 11, 2012, the Company and Tudou Holdings Limited (NASDAQ: TUDO) (“Tudou”) signed a definitive agreement for Tudou to combine with Youku in a 100% stock-for-stock transaction. Under the terms of the agreement, each Class A ordinary share and Class B ordinary share of Tudou issued and outstanding immediately prior to the effective time of the merger will be cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku, and each American depositary share of Tudou (“Tudou ADSs”), each of which represents four Tudou Class B ordinary shares, will be cancelled in exchange for the right to receive 1.595 American depositary shares of Youku (“Youku ADSs”), each of which represents 18 Youku Class A ordinary shares resulting in Youku and Tudou shareholders and ADS holders owning approximately 71.5% and 28.5% of the combined entity, respectively, immediately upon completion of the transaction. Upon completion, the combined entity will be named Youku Tudou Inc. Youku’s ADSs will continue to be listed on the NYSE under the symbol “YOKU”.

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance Sheets

		As of December 31,
	Notes	2010	2011	2011
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		1,538,344	1,925,447	305,923
Short-term investments		—	1,400,858	222,574
Intangible assets, net		2,191	6,654	1,057
Due from subsidiaries		329,685	407,362	64,723
Prepayments and other assets		15,331	3,901	620

Total current assets		1,885,551	3,744,222	594,897
Non-current assets:
Property and equipment, net		158	44	7
Intangible assets, net		10,599	10,841	1,722
Amounts due from related party		1,707	32,675	5,191
Investment in subsidiaries and related party		66,852	438,493	69,670

Total non-current assets		79,316	482,053	76,590

TOTAL ASSETS		1,964,867	4,226,275	671,487

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		1,616	3,102	493
Accrued expenses and other liabilities		11,128	1,419	224
Current portion of long-term debt	8	22,180	9,182	1,459

Total current liabilities		34,924	13,703	2,176
Non-current liabilities:
Long-term debt	8	18,455	7,382	1,173

Total non-current liabilities		18,455	7,382	1,173

Total liabilities		53,379	21,085	3,349

Shareholders’ equity:
Class A Ordinary Shares (US$0.00001 par value, 9,340,238,793 authorized, 1,235,761,996 and 1,395,435,339 issued and outstanding as of December 31, 2010 and 2011, respectively)	15	82	93	15
Class B Ordinary Shares (US$0.00001 par value, 659,761,207 authorized, 659,761,207 and 659,561,893 issued and outstanding as of December 31, 2010 and 2011, respectively)	15	49	49	8
Additional paid-in capital		2,625,250	5,185,257	823,854
Accumulated other comprehensive loss		(14,353)	(108,565)	(17,249)
Accumulated deficit		(699,540)	(871,644)	(138,490)

Total shareholders’ equity		1,911,488	4,205,190	668,138

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,964,867	4,226,275	671,487

Statements of Operations

		Years ended December 31
	Notes	2009	2010	2011	2011
		RMB	RMB	RMB	US$
Net revenues		9,578	—	—	—

Cost of revenues		—	(94)	(150)	(24)
Gross profit (loss)		9,578	(94)	(150)	(24)
Operating expenses:
Product development		(78)	(108)	(119)	(19)
Sales and marketing		—	(54)	(40)	(6)
General and administrative		(1,553)	(1,920)	(6,634)	(1,054)
Total operating expenses		(1,631)	(2,082)	(6,793)	(1,079)

Profit (loss) from operations		7,947	(2,176)	(6,943)	(1,103)
Interest income		2	8	19,970	3,173
Interest expenses	8	(6,835)	(7,440)	(6,825)	(1,084)
Equity in losses of subsidiaries		(181,087)	(150,808)	(181,749)	(28,877)
Others, net		—	—	3,443	546
Change in fair value of warrant liability	13	(2,313)	(44,268)	—	—
Loss before income taxes		(182,286)	(204,684)	(172,104)	(27,345)
Income taxes		—	—	—	—
Net loss		(182,286)	(204,684)	(172,104)	(27,345)

Statements of Cash Flows

	Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(182,286)	(204,684)	(172,104)	(27,345)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	181,087	150,808	181,749	28,877
Amortization of long-term debt discounts	1,001	2,504	3,496	555
Other reconciling items	78	128	173	27
Change in fair value of warrant liability	2,313	44,268	—	—
Changes in operating assets and liabilities:
Prepayments and other assets	(66,629)	160	(7,258)	(1,151)
Accrued expenses and other liabilities	(60)	55	108	18
Net cash provided by (used in) operating activities:	(64,496)	(6,761)	6,164	981
Cash flows from investing activities:
Acquisition of property and equipment	(95)	(63)	—	—
Acquisition of intangible assets from related party	—	(8,704)	(32,675)	(5,192)
Acquisition of intangible assets	—	(3,262)	(12,909)	(2,051)
Equity investment	—	(138,031)	(494,281)	(78,533)
Deposit for acquisition of equity interests in related party	—	(1,707)	—	—
Proceeds from short-term investments	—	—	1,134,162	180,200
Purchase of short-term investments	—	—	(2,531,979)	(402,291)
Loan to subsidiary	—	(262,700)	(77,677)	(12,342)
Net cash (used in) investing activities	(95)	(414,467)	(2,015,359)	(320,209)

Cash flows from financing activities:
Proceeds from issuance of Series E Preferred Shares	273,413	—	—	—
Proceeds from issuance of Series F Preferred Shares	—	334,985	—	—
Exercise of employee stock options	139	165	4,647	738
Drawdown of long-term debt	8,589	33,875	—	—
Principal repayments on long-term debt	(21,548)	(26,620)	(27,107)	(4,307)
Payment of convertible redeemable preferred shares issuance costs	(428)	(13,259)	—	—
Proceeds from IPO and secondary offering, net of issuance costs	—	1,435,237	2,512,969	399,271
Debt commitment fee (paid) received	26	(136)	—	—
Net cash provided by financing activities	260,191	1,764,247	2,490,509	395,702
Effect of exchange rate changes on cash and cash equivalents	(47)	(11,094)	(94,211)	(14,969)
Net increase in cash and cash equivalents	195,553	1,331,925	387,103	61,505
Cash and cash equivalents at beginning of the year	10,866	206,419	1,538,344	244,418
Cash and cash equivalents at end of the year	206,419	1,538,344	1,925,447	305,923

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their loss as “Equity in losses of subsidiaries” on the statements of operations.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 16). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (Notes 8 and 12).